EXHIBIT 99.1

Sequoia Mortgage Trust 2007-3

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced
			#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)

Sequoia Mortgage Trust 2007-3, [No CIK or SEC File Number because this was a private transaction.]		Merrill Lynch/ Bank of America	109	$26,981,237.91	12.44%	1	$580,080.54	0.2676%	0	-	-

Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)

0	-	-	0	-	-	0	-	-	1	$333,543.99	0.1538%